Schedule of Investments (unaudited)	iShares® Emerging Markets Dividend ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 13.4%
Auren Energia SA	2,433,956	$6,474,960
Banco Santander Brasil SA	838,056	4,846,259
BB Seguridade Participacoes SA	875,811	6,054,523
Cia de Saneamento de Minas Gerais Copasa MG	3,529,406	15,223,520
Cia. Siderurgica Nacional SA	2,412,032	8,631,787
CPFL Energia SA	1,516,969	11,102,312
Energisa SA	780,494	7,972,873
Grendene SA	6,266,882	8,563,457
Telefonica Brasil SA	491,015	5,090,128
Transmissora Alianca de Energia Eletrica SA	1,483,787	11,048,139
Vale SA	368,192	5,035,663
		90,043,621
Chile — 3.2%
CAP SA	1,185,892	8,554,938
Colbun SA	30,031,112	4,262,105
Empresas CMPC SA	5,298,707	8,633,621
		21,450,664
China — 18.7%
Agricultural Bank of China Ltd., Class H	13,953,000	5,402,474
Bank of China Ltd., Class H	13,390,000	5,024,867
BBMG Corp., Class H	46,505,000	3,629,346
China Cinda Asset Management Co. Ltd., Class H	44,789,000	4,297,348
China Construction Bank Corp., Class H	7,866,000	4,671,328
China Hongqiao Group Ltd.	6,142,000	4,502,788
China Jinmao Holdings Group Ltd.	16,862,000	1,345,401
China Merchants Port Holdings Co. Ltd.	3,280,000	4,055,313
China Minsheng Banking Corp. Ltd., Class H	15,104,500	5,023,664
China National Building Material Co. Ltd., Class H	6,982,000	2,462,859
China Petroleum & Chemical Corp., Class H	13,104,000	6,816,742
China Shenhua Energy Co. Ltd., Class H	2,402,500	9,114,326
Chongqing Rural Commercial Bank Co. Ltd., Class H	17,518,000	6,813,425
Huadian Power International Corp. Ltd., Class H(a)	12,810,000	6,143,247
Industrial & Commercial Bank of China Ltd., Class H	9,393,000	4,575,610
Kingboard Laminates Holdings Ltd.(a)	5,823,500	3,500,033
Lonking Holdings Ltd.	46,981,000	7,603,753
Midea Real Estate Holding Ltd.(b)	6,612,200	3,542,573
Orient Overseas International Ltd.	503,500	7,516,346
PICC Property & Casualty Co. Ltd., Class H	4,078,000	5,072,480
Poly Property Group Co. Ltd.	16,256,000	2,972,906
Shenzhen Investment Ltd.	24,606,000	3,464,514
Sinopec Engineering Group Co. Ltd., Class H	10,207,500	5,119,731
West China Cement Ltd.	47,730,000	3,783,857
Yankuang Energy Group Co. Ltd., Class H	2,291,000	4,706,821
Zhejiang Expressway Co. Ltd., Class H	5,238,000	3,891,102
		125,052,854
Czech Republic — 0.4%
CEZ AS	72,058	2,729,939

Greece — 1.5%
Star Bulk Carriers Corp.	453,036	9,849,003

Hong Kong — 0.8%
SITC International Holdings Co. Ltd.(a)	3,757,000	5,700,658

India — 12.4%
Coal India Ltd.	2,754,168	13,485,401
Hindustan Zinc Ltd.	2,218,670	8,474,702
Indian Oil Corp. Ltd.	7,992,586	14,153,811
Oil India Ltd.	1,692,835	8,693,237
Security	Shares	Value

India (continued)
REC Ltd.	4,767,327	$28,638,083
Vedanta Ltd.	3,012,095	9,944,852
		83,390,086
Indonesia — 5.0%
Adaro Energy Indonesia Tbk PT	48,491,600	7,352,632
Bukit Asam Tbk PT	41,790,900	6,912,183
Hanjaya Mandala Sampoerna Tbk PT	48,946,100	2,714,058
Indo Tambangraya Megah Tbk PT	4,271,300	7,318,189
United Tractors Tbk PT	6,115,500	8,883,418
		33,180,480
Malaysia — 0.7%
Malayan Banking Bhd	2,400,300	4,694,981

Philippines — 0.7%
PLDT Inc.	201,905	4,565,900

Poland — 1.6%
Grupa Kety SA	63,770	10,846,191

Qatar — 0.7%
Barwa Real Estate Co.	5,559,233	4,389,673

Russia — 0.0%
Federal Grid Co.-Rosseti PJSC(c)(d)	4,402,974,828	489
LUKOIL PJSC(c)	124,880	14
Magnitogorsk Iron & Steel Works PJSC(c)(d)	14,721,471	1,636
MMC Norilsk Nickel PJSC(c)	23,712	3
Mobile TeleSystems PJSC(c)	2,744,644	305
Moscow Exchange MICEX-RTS PJSC(c)	2,788,700	310
Novolipetsk Steel PJSC(c)(d)	3,457,900	384
PhosAgro PJSC(c)	180,278	20
PhosAgro PJSC, New(c)	3,484	35
Rostelecom PJSC(c)	4,681,247	520
Sberbank of Russia PJSC(c)	2,500,255	278
Severstal PAO(c)(d)	695,941	77
Tatneft PJSC(c)	1,165,907	129
Unipro PJSC(c)(d)	299,242,000	33,254
		37,454
Singapore — 1.8%
Riverstone Holdings Ltd./Singapore	23,411,100	12,177,978

South Africa — 6.8%
African Rainbow Minerals Ltd.	652,786	6,467,018
Anglo American Platinum Ltd.	146,036	6,182,626
Coronation Fund Managers Ltd.	5,021,163	8,357,479
Exxaro Resources Ltd.	911,784	9,083,761
Kumba Iron Ore Ltd.	252,131	7,447,241
Truworths International Ltd.(a)	1,928,108	8,039,919
		45,578,044
Taiwan — 17.3%
Asustek Computer Inc.	1,122,000	15,931,624
Huaku Development Co. Ltd.	1,934,000	5,876,206
Inventec Corp.	4,150,475	7,289,552
Merry Electronics Co. Ltd.	1,277,146	4,156,764
Novatek Microelectronics Corp.	632,000	10,295,090
Radiant Opto-Electronics Corp.	1,500,000	6,633,510
Simplo Technology Co. Ltd.	945,600	12,237,104
Sitronix Technology Corp.	1,288,000	11,176,099
Supreme Electronics Co. Ltd.	5,559,685	10,680,984
Systex Corp.	1,529,000	5,632,480
T3EX Global Holdings Corp.	4,492,000	12,973,907
United Integrated Services Co. Ltd.	536,000	4,741,954

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
WPG Holdings Ltd.	3,020,280	$8,408,167
		116,033,441
Thailand — 4.3%
Banpu PCL, NVDR(a)	24,711,600	4,313,859
Kiatnakin Phatra Bank PCL, NVDR	1,793,900	2,461,410
Land & Houses PCL, NVDR	15,321,700	3,306,039
Quality Houses PCL, NVDR	59,074,400	3,696,573
Sri Trang Agro-Industry PCL, NVDR	8,299,800	4,043,023
Thanachart Capital PCL, NVDR	4,117,900	5,890,590
Tisco Financial Group PCL, NVDR(a)	1,815,900	5,064,550
		28,776,044
United Arab Emirates — 0.6%
Dubai Islamic Bank PJSC	2,329,260	4,007,929

Total Common Stocks — 89.9%
(Cost: $688,140,802)		602,504,940

Preferred Stocks

Brazil — 10.1%
Bradespar SA, Preference Shares, NVS	1,495,478	6,879,126
Cia. de Transmissao de Energia Eletrica Paulista,
Preference Shares, NVS	797,869	4,124,299
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	3,839,458	8,927,530
Gerdau SA, Preference Shares, NVS	1,664,510	7,068,725
Metalurgica Gerdau SA, Preference Shares, NVS	2,800,690	5,602,058
Petroleo Brasileiro SA, Preference Shares, NVS	2,109,035	17,219,132
Unipar Carbocloro SA, Class B, Preference Shares, NVS	664,759	9,431,195
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	4,516,249	8,377,266
		67,629,331
Security	Shares	Value

Russia — 0.0%
Transneft PJSC, Preference Shares, NVS(c)	5,767	$1

Total Preferred Stocks — 10.1%
(Cost: $79,955,460)		67,629,332
Total Long-Term Investments — 100.0%
(Cost: $768,096,262)		670,134,272

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	12,452,043	12,459,514
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	1,540,000	1,540,000

Total Short-Term Securities — 2.1%
(Cost: $13,995,162)		13,999,514

Total Investments — 102.1%
(Cost: $782,091,424)		684,133,786

Liabilities in Excess of Other Assets — (2.1)%		(14,103,242)

Net Assets — 100.0%		$670,030,544

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,594,244	$861,718	(a)	$—	$5,288	$(1,736)	$12,459,514	12,452,043	$161,051	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,270,000	270,000	(a)	—	—	—	1,540,000	1,540,000	67,736		—
					$5,288	$(1,736)	$13,999,514		$228,787		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
January 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$173,667,707	$428,799,779	$37,454	$602,504,940
Preferred Stocks	67,629,331	—	1	67,629,332
Short-Term Securities
Money Market Funds	13,999,514	—	—	13,999,514
	$255,296,552	$428,799,779	$37,455	$684,133,786

Portfolio Abbreviation

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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